May 02, 2018
AMERICAN CENTURY CAPITAL PORTFOLIOS INC | AC ALTERNATIVES LONG SHORT FUND

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives® Long Short Fund
Supplement dated May 2, 2018 ■ Prospectus dated March 1, 2018

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Advisor / Subadvisor Employing Strategy
Long/Short Equity	Columbia Management Investment Advisers, LLC
Three Bridges Capital, LP
Overlay and Trading Strategies	American Century Investment Management, Inc.

The following replaces the Subadvisors (Security Selection) subsection on page 8 of the statutory prospectus.

Subadvisors (Security Selection)
Columbia Management Investment Advisers, LLC
Three Bridges Capital, LP